UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

				FORM  13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if amendment [   ] ; Amendment Number:

This Amendment (Check only one): 	[   ] is a restatement.
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		Radiant Advisers LLC
Address:	745 Fifth Avenue, 34th Floor
		New York, NY 10151

13F File Number: 28-

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report of hehalf of Reporting Manager

Name Dennis Shelhorse
Title	CFO
Phone	212 224-6336
Signature, Place and Date of Signing:

Dennis Shelhorse,  New York, New York May 15, 2001

Report Type (check only one.):

[ X]  13 F Holdings Report

[   ]  13F Notice

[   ]  13F Combination Report

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Informational Table Entry Total:

Form 13F Informational Table Value Total:

List of Other Included Managers:

No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES, INC.          COM              00104Q107      289    15000 SH       SOLE                    15000
AMERICA ONLINE INC DEL COM     COM              02364J104     6353   158228 SH       SOLE                   158228
AMGEN INC                      COM              031162100     2708    45000 SH       SOLE                    45000
BOEING COMPANY                 COM              097023105     3733    67000 SH       SOLE                    67000
CAPSTONE TURBINE CORP.         COM              14067D102     4824   170000 SH       SOLE                   170000
CIENA CORP COM                 COM              171779101     1461    35000 SH       SOLE                    35000
EBAY INC COM                   COM              278642103     3872   107000 SH       SOLE                   107000
ELECTRONIC ARTS                COM              285512109     6781   125000 SH       SOLE                   125000
FANNIE MAE                     COM              313586109     3900    49000 SH       SOLE                    49000
FREDDIE MAC                    COM              313400301     3177    49000 SH       SOLE                    49000
GAP INC.                       COM              364760108     1542    65000 SH       SOLE                    65000
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     6061   210800 SH       SOLE                   210800
GOLDMAN SACHS GROUP COM        COM              38141G104     2310    27150 SH       SOLE                    27150
ISS GROUP INC COM              COM              450306105      711    26000 SH       SOLE                    26000
KINDER MORGAN                  COM              494559101     4256    80000 SH       SOLE                    80000
MAXYGEN INC.                   COM              577776107      394    32500 SH       SOLE                    32500
MEDIMMUNE INC                  COM              584699102      897    25000 SH       SOLE                    25000
MORGAN STANLEY DEAN WITTER & C COM              617446448     1338    25000 SH       SOLE                    25000
NEOSE TECHNOLOGIES, INC.       COM              640522108     2318    94600 SH       SOLE                    94600
NEXTELL PARTNERS INC.          COM              65333F107     2335   170000 SH       SOLE                   170000
ONI SYSTEMS CORP               COM              68273F103     3861   198000 SH       SOLE                   198000
OPENWAVE SYSTEMS INC           COM              683718100      320    16105 SH       SOLE                    16105
ORION POWER HOLDINGS           COM              686286105      768    25000 SH       SOLE                    25000
PAYCHEX INC COM                COM              704326107      898    24225 SH       SOLE                    24225
PFIZER INC COM                 COM              717081103     5119   125000 SH       SOLE                   125000
RESEARCH IN MOTION LTD COM     COM              760975102      589    26800 SH       SOLE                    26800
SCHWAB CHARLES CP NEW COM      COM              808513105      636    41250 SH       SOLE                    41250
YIPES COMMUNICATIONS           COM                            1000   153846 SH       SOLE                   153846
AOL APR PUTS @ $40.00 (AOEPH)  PUT                             356     1582 SH  PUT  SOLE                     1582
SBL APR PUTS @ $45.00 (SBLPI)  PUT                             513      500 SH  PUT  SOLE                      500
GLW 0.00% 11/15/2015 CONV NOTE CONV             219350AJ4       59   100000 PRN      SOLE                   100000
ITWO Convertible Subordinated  CONV             465754AD1       80   100000 PRN      SOLE                   100000
JNPR 4.75% 03/15/2007 CONV SUB CONV             48203RAA2       73   100000 PRN      SOLE                   100000
ARC INTERNATIONAL PLC REF 144A COM              0964548         13    10000 SH       SOLE                    10000